Property And Equipment - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Depreciation of property and equipment	$ 9,672,486	60,877,662	54,444,577	52,965,806